Current and long-term debt - 2020 CMBFL lease financing (Details)	1 Months Ended
	Sep. 30, 2020 USD ($) tanker	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,436,224,000	$ 2,541,678,000
2020 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 45,400,000
Sale leaseback transaction, term	7 years
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	120.00%
2020 CMBFL Lease Financing | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000
2020 CMBFL Lease Financing | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
2020 CMBFL Lease Financing | Vessels | MR | STI Leblon and STI Bosphorus
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	2
Periodic payment per vessel	$ 400,000
2020 CMBFL Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.20%